<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 1st day of May, 2006
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 221
FORM 13F INFORMATION TABLE VALUE TOTAL: $611,281,225

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Equity Invt. Life HL
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
H01301102
18772103
20039103
02209S103
23608102
24937104
25676206
25816109
26874107
31162100
35229103
37411105
37833100

$10,402,379
$892,040
$5,399,943
$281,502
$4,872,592
$323,232
$3,643,621
$308,884
$657,492
$286,800
$241,205
$2,861,102
$11,073,787
$479,452
$1,116,946
$368,041


137,434
21,004
391,584
2,700
1,002,591
4,992
51,420
6,200
18,700
20,000
4,590
43,291
152,217
11,210
17,050
5,868

137,434
21,004
391,584
2,700
1,002,591
4,992
51,420
6,200
18,700
20,000
4,590
43,291
152,217
11,210
17,050
5,868



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Equity Invt. Life HL
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

137,434
21,004
391,584
2,700
1,002,591
4,992
51,420
6,200
18,700
20,000
4,590
43,291
152,217
11,210
17,050
5,868

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Arbor Realty Tr., Inc.
Arch Coal, Inc.
ATI Technologies
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
194103
53015103
60505104
06423T102
06652V109
67901108
54937107
84670207
84670108
88606108
09247Q106
09249E101
92475102
09247F100
92474105


  $2,951,357
     $531,580
     $337,587
  $6,425,120
$23,931,543
  $3,940,677
     $267,410
     $217,920
  $3,546,228
$14,629,284
  $2,258,750
  $2,306,319
     $608,304
     $452,330
     $572,135
  $1,047,039
     $296,648


109,350
7,000
19,650
140,655
525,506
246,755
7,865
8,000
90,465
4,857
25
57,875
40,285
34,983
53,975
169,150
27,750


109,350
7,000
19,650
140,655
525,506
246,755
7,865
8,000
90,465
4,857
25
57,875
40,285
34,983
53,975
169,150
27,750










Arbor Realty Tr., Inc.
Arch Coal, Inc.
ATI Technologies
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


109,350
7,000
19,650
140,655
525,506
246,755
7,865
8,000
90,465
4,857
25
57,875
40,285
34,983
53,975
169,150
27,750


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock Muni Target Term
Blackrock N Y Insd 2008
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247K109
09247D105
09249W101
09249H104
09248C106
09247M105
09247L107
09249V103
09248T109
09249G106
5564T103
55622104
122014103
136385101
139793103
14040H105
14149Y108


  $1,322,880
     $867,255
     $750,924
     $238,008
     $484,340
  $1,268,000
     $719,618
  $2,463,310
     $866,694
     $348,125
     $381,780
  $1,505,787
     $680,134
  $1,174,268
  $2,436,103
$15,656,084
     $376,326


84,800
48,450
40,900
14,100
30,500
126,800
47,250
98,375
49,300
27,850
22,725
21,842
7,400
21,200
149,914
194,437
5,050


84,800
48,450
40,900
14,100
30,500
126,800
47,250
98,375
49,300
27,850
22,725
21,842
7,400
21,200
149,914
194,437
5,050









Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock Muni Target Term
Blackrock N Y Insd 2008
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


84,800
48,450
40,900
14,100
30,500
126,800
47,250
98,375
49,300
27,850
22,725
21,842
7,400
21,200
149,914
194,437
5,050


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Constellation Energy Group
Cooperative Bankshares, Inc.
Countrywide Financial

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891209
192865202
194162103
19419B100
203372107
20343F190
20825C104
210371100
216844100
222372104

     $820,044
  $1,342,500
     $638,286
     $838,950
  $6,737,723
$11,686,206
  $1,180,985
     $945,200
     $351,000
  $5,624,350
  $1,110,000
     $769,423
  $1,303,856
     $650,625
     $268,079
     $465,800
  $1,810,228


14,146
30,000
15,172
18,475
310,924
247,432
28,206
27,200
65,000
98,500
75,000
26,950
81,491
10,303
4,900
20,000
49,325


14,146
30,000
15,172
18,475
310,924
247,432
28,206
27,200
65,000
98,500
75,000
26,950
81,491
10,303
4,900
20,000
49,325










Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Constellation Energy Group
Cooperative Bankshares, Inc.
Countrywide Financial


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,146
30,000
15,172
18,475
310,924
247,432
28,206
27,200
65,000
98,500
75,000
26,950
81,491
10,303
4,900
20,000
49,325


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CT Communications, Inc.

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Digirad Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Eaton Corp

Ebay, Inc.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Exactech, Inc.

Exxon  Mobile Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


126426402
126650100
23331A109
24702R101
249030107
25179M103
253827109
254687106
25746U109
264399106
278058102
278642103
268648102
291011104
292505104
30064 109
302290101

     $190,124
     $616,816
  $7,460,955
  $3,453,202
     $348,900
  $9,248,904
       $94,331
  $4,550,281
     $205,364
  $1,396,372
     $339,165
  $2,836,275
     $167,635
     $575,709
     $317,764
     $559,200
  $3,846,048


13,990
20,650
224592
116,035
6,000
151,200
22,040
163,151
2,975
47,903
4,648
72,725
12,299
6,884
6,800
40,000
63,195


13,990
20,650
224592
116,035
6,000
151,200
22,040
163,151
2,975
47,903
4,648
72,725
12,299
6,884
6,800
40,000
63,195










CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Digirad Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Exactech, Inc.
Exxon  Mobile Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,990
20,650
224592
116,035
6,000
151,200
22,040
163,151
2,975
47,903
4,648
72,725
12,299
6,884
6,800
40,000
63,195



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Data Corporation
First INDL RLTY TR, Inc.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


302526108
306137100
31428X106
31620M106
319963104
32054K103
346091705
302695101
368710406
369550108
369604103
M52020100
37733W105
381317106
38259P508
401698105
411511306



     $403,256
$11,354,052
     $225,880
     $977,255
  $3,284,423
  $1,220,934
  $1,419,347
  $5,410,524
     $845,100
     $268,716
$18,579,315
  $5,644,647
     $414,348
     $203,700
     $468,000
     $236,912
     $232,871



25,125
1,201,487
2,000
24,100
70,150
28,600
38,175
1,034,517
10,000
4,200
534,195
244,357
7,921
3,000
1,200
3,035
4,169



25,125
1,201,487
2,000
24,100
70,150
28,600
38,175
1,034,517
10,000
4,200
534,195
244,357
7,921
3,000
1,200
3,035
4,169











F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Data Corporation
First INDL RLTY TR, Inc.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,125
1,201,487
2,000
24,100
70,150
28,600
38,175
1,034,517
10,000
4,200
534,195
244,357
7,921
3,000
1,200
3,035
4,169



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hewlet-Packard Company
Highland Hospitality Corp.
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntsman Corporation
Intel Corp
International Business Machines
Ishares Dow Jones US Utilities
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


428236103
430141101
431284108
437076102
442120101
443510201
443683107
447011107
458140100
459200101
464287697
464287184
464287176
464287465
464287234
464286608
464286871



     $708,008
     $254,200
  $3,724,804
     $329,729
     $848,470
     $622,553
  $8,489,865
  $1,295,030
  $8,044,305
     $930,262
     $226,890
  $3,881,501
     $342,210
  $3,127,521
  $6,162,255
     $392,175
     $188,860



21,520
20,000
110,430
7,795
16,100
12,145
638,816
67,100
413,376
11,280
3,000
52,255
3,400
48,175
62,245
4,500
14,000



21,520
20,000
110,430
7,795
16,100
12,145
638,816
67,100
413,376
11,280
3,000
52,255
3,400
48,175
62,245
4,500
14,000











Hewlet-Packard Company
Highland Hospitality Corp.
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntsman Corporation
Intel Corp
International Business Machines
Ishares Dow Jones US Utilities
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

21,520
20,000
110,430
7,795
16,100
12,145
638,816
67,100
413,376
11,280
3,000
52,255
3,400
48,175
62,245
4,500
14,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fnd
Jefferson Pilot Corp
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Linear Technology Corp.
Linn Energy
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286848
464286665
464287556
464287341
464287325
464287499
475070108
478160104
487836108
49460W208
502424104
524660107
52729N100
532457108
535678106
536020100
548661107

$2,180,160
$482,770
$576,660
$783,500
$361,867
$253,716
$294,188
$15,075,134
$4,605,923
$5,738,069
$9,042,464
$1,646,632
$124,320
$329,035
$250,822
$1,081,200
$19,130,832

151,400
4,600
7,000
7,701
6,700
2,680
5,259
254,562
104,585
139,375
105,402
67,568
24,000
5,950
7,150
53,000
296,878

151,400
4,600
7,000
7,701
6,700
2,680
5,259
254,562
104,585
139,375
105,402
67,568
24,000
5,950
7,150
53,000
296,878









Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fnd
Jefferson Pilot Corp
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Linear Technology Corp.
Linn Energy
Lowes Companies Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


151,400
4,600
7,000
7,701
6,700
2,680
5,259
254,562
104,585
139,375
105,402
67,568
24,000
5,950
7,150
53,000
296,878

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd Ct Fd 2
Nuveen CT Div Ad Muni Fd Conn
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


G6052F103
580135101
585055106
589331107
590188108
591520200
592688105
594918104
G6359F103
654902204
66987 E206
67010F103
67060D107
67071R103
67069T103
67070F100
67062H106

$1,818,915
$1,855,577
$3,869,535
$3,148,082
$288,025
$196,020
$549,094
$17,061,517
$300,636
$7,134,497
$21,156,993
$1,696,935
$180,960
$260,832
$276,315
$207,750
$309,200

76,425
54,004
76,247
89,358
3,657
18,000
9,100
627,031
4,200
344,329
1,382,810
120,350
12,000
15,600
19,500
12,500
20,000

76,425
54,004
76,247
89,358
3,657
18,000
9,100
627,031
4,200
344,329
1,382,810
120,350
12,000
15,600
19,500
12,500
20,000









Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd Ct Fd 2
Nuveen CT Div Ad Muni Fd Conn
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


76,425
54,004
76,247
89,358
3,657
18,000
9,100
627,031
4,200
344,329
1,382,810
120,350
12,000
15,600
19,500
12,500
20,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Portfolio 3
Oil Service Holders Dep. RCPT
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67072D103
67071D104
67071S101
67071B108
67063X100
678002106
679580100
680223104
713448108
71646E 100
716495106
717081103
69331C108
723787107
731068102
742718109
743263105

$844,761
$690,809
$471,795
$938,645
$147,950
$1,226,891
$212,231
$745,611
$20,474,419
$3,263,945
$3,964,575
$9,633,966
$252,850
$804,244
$654,720
$13,416,627
$274,259

57,900
44,425
35,500
41,350
11,000
8,357
7,875
34,171
354,290
31,100
289,385
386,596
6,500
18,175
12,000
232,806
6,236

57,900
44,425
35,500
41,350
11,000
8,357
7,875
34,171
354,290
31,100
289,385
386,596
6,500
18,175
12,000
232,806
6,236









Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Nuveen Quality Pfd Incm Fd

Nuveen Real Estate Inc. Fund

Nuveen Select Tax Free Inc Portfolio 3

Oil Service Holders Dep. RCPT

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Pepsico, Inc.

PetroChina Co. ADR

Petrohawk Energy Corp.

Pfizer, Inc.

PG&E Corp.

Pioneer Natural Res. Co.

Polaris Industries, Inc.

Procter & Gamble

Progress Energy, Inc.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


57,900

44,425

35,500

41,350

11,000

8,357

7,875

34,171

354,290

31,100

289,385

386,596

6,500

18,175

12,000

232,806

6,236


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Sprint Nextel Corp.
Staples, Inc.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


743859100
758940100
760737106
760759100
803111103
814047106
81760N109
822729109
82966U103
835495102
84129R100
842632101
852061100
855030102
855244109
858912108
867229106

$1,205,474
$315,194
$2,112,715
$255,060
$224,251
$1,698,624
$4,217,857
$98,620
$106,470
$4,345,521
$1,262,500
$2,550,988
$347,445
$206,712
$1,219,212
$676,200
$450,182

33,072
8,962
179,500
6,000
12,542
67,219
321,483
58,400
21,000
128,300
50,000
277,583
13,446
8,100
32,400
10,000
5,845

33,072
8,962
179,500
6,000
12,542
67,219
321,483
58,400
21,000
128,300
50,000
277,583
13,446
8,100
32,400
10,000
5,845









Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Sprint Nextel Corp.
Staples, Inc.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


33,072
8,962
179,500
6,000
12,542
67,219
321,483
58,400
21,000
128,300
50,000
277,583
13,446
8,100
32,400
10,000
5,845

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toreador Res. Corp,
Tortoise North American Energy
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


867914103
78486Q101
871829107
87612E106
872275102
882508104
883623209
887315109
891050106
89147T103
892331307
895925105
896047107
89676R106
903914109
904708104
91324P102

$2,530,156
$265,250
$15,586,492
$356,164
$519,841
$366,911
$1,488,853
$6,609,837
$357,765
$363,630
$6,357,582
$15,548,054
$332,781
$1,118,480
$1,627,849
$647,989
$4,892,498

34,774
5,000
486,318
6,848
20,188
11,300
367,618
393,677
11,500
17,000
58,380
331,515
12,132
90,200
26,125
19,506
87,585

34,774
5,000
486,318
6,848
20,188
11,300
367,618
393,677
11,500
17,000
58,380
331,515
12,132
90,200
26,125
19,506
87,585









Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toreador Res. Corp,
Tortoise North American Energy
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


34,774
5,000
486,318
6,848
20,188
11,300
367,618
393,677
11,500
17,000
58,380
331,515
12,132
90,200
26,125
19,506
87,585

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Growth Vipers
Vanguard Intl. Equity Indx Fd VWO
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

911312106
91529Y106
902973304
91913Y100
922908736
922042866
92343V104
918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106

$333,396
$204,800
$1,479,433
$597,800
$468,945
$649,252
$223,093
$1,567,197
$7,606,602
$11,669,120
$8,612,939
$235,476
$205,770
$6,225,682
$634,357
$1,413,533
$5,682,835

4,200
10,000
48,506
10,000
8,500
9,650
6,550
27,543
135,711
270,557
182,323
5,525
28,500
80,404
9,932
29,133
130,430

4,200
10,000
48,506
10,000
8,500
9,650
6,550
27,543
135,711
270,557
182,323
5,525
28,500
80,404
9,932
29,133
130,430





















United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Growth Vipers

Vanguard Intl. Equity Indx Fd VWO

Verizon Communications

VF Corporation

Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Washington Mutual, Inc.

Webzen, Inc.

WellPoint, Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

4,200
10,000
48,506
10,000
8,500
9,650
6,550
27,543
135,711
270,557
182,323
5,525
28,500
80,404
9,932
29,133
130,430

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Yum Brands, Inc.


















common

















988498101

















$344,268

















 7,046

















 7,046


















Grand Total 03/31/06




$611,281,225












Yum Brands, Inc.

















0

















0

















 7,046

















0

















0





























